Shareholder Report, Average Annual Return (Details) 190883_Jacob Discovery Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	9.78%	(5.53%)	11.68%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	20.38%	12.79%	15.37%
Bloomberg US Micro Cap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Micro Cap Total Return Index
Average Annual Return, Percent	20.54%	(0.36%)	9.08%